Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company obligations by contractual maturity at December 31, 2024:

	Payments by Period
		Less than a			More than
(in Euros)	Total	year	1 to 3 years	4 to 5 years	5 years
OSR office rent, and parking	€16,012	€16,012	€-	€-	€-
OSR- ARLA	83,400	83,400	-	-	-
AGC manufacturing	4,036,518	2,414,851	1,621,667	-	-
Insurance policies	7,597	6,996	600	-	-
Total	€4,143,527	€2,521,260	€1,622,267	€-	€-